Employee share scheme reserve - Summary of Fair Value of Options (Detail) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
$0
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 13,100	$ 2,353.60
$540
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options		2,121.06
$645
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options		2,075.66
$1,861
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	11,357	1,552.37
$2,844
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	10,515	1,160.23
$3,781
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	9,780	$ 878.90
$5,100
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 8,852